Deposits	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Deposits
Deposits

8. Deposits

Deposits are summarized as follows (in thousands).

	June 30,	December 31,
	2014	2013
Noninterest-bearing demand	$1,829,072	$1,773,749
Interest-bearing:
NOW accounts	1,143,753	1,083,596
Money market	857,208	878,578
Brokered - money market	102,228	276,760
Demand	78,133	47,636
Savings	259,540	357,325
Time	1,753,292	2,110,947
Brokered - time	132,084	194,327
	$6,155,310	$6,722,918

11. Deposits

Deposits are summarized as follows (in thousands).

	December 31,
	2013	2012
Noninterest-bearing demand	$1,773,749	$1,349,584
Interest-bearing:
NOW accounts	1,083,596	809,605
Money market	878,578	627,849
Brokered - money market	276,760	263,193
Demand	47,636	75,308
Savings	357,325	180,367
Time	2,110,947	1,175,432
Brokered - time	194,327	219,123
	$6,722,918	$4,700,461

The significant increase in deposits at December 31, 2013 as compared to December 31, 2012 is primarily due to the inclusion of $2.2 billion of deposits assumed as a part of the FNB Transaction.

At December 31, 2013, the scheduled maturities of interest-bearing time deposits are as follows (in thousands).

2014	$1,690,804
2015	333,193
2016	122,654
2017	122,988
2018 and thereafter	35,635
$2,305,274